CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 $ / shares shares
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	750,000,000
Common stock, shares issued	12,492,050
Common stock, shares outstanding	12,381,287
Treasury Stock, Shares	110,762
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred Stock, Shares Issued	8,000
Preferred Stock, Shares Outstanding	8,000